Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss), in addition to net income (loss), includes as income or loss the following items, which if present are included in the equity section of the balance sheet: unrealized gains and losses on certain investments in debt and equity securities; foreign currency translation; gains and losses on derivative instruments designated as cash flow hedges; and pension and post-retirement liability adjustments. We disclose comprehensive loss in the consolidated statements of stockholders’ deficit. The following table summarizes the changes in accumulated other comprehensive loss for the six months ended June 30, 2014 (in thousands):

	Foreign Currency Translation	Pension and Other Post-retirement Benefit Plans	Natural Gas Hedges	Total Accumulated Other Comprehensive Loss
Balance at December 31, 2013	$(1,072)	$2,757	$42	$1,727
Other comprehensive income (loss) before reclassifications	118	—	259	377
Amounts reclassified from accumulated other comprehensive loss	—	—	(82)	(82)
Net period change	118	—	177	295
Tax effect	—	—	—	—
Balance at June 30, 2014	$(954)	$2,757	$219	$2,022

Amounts reclassified from accumulated in other comprehensive loss to (loss) earnings during the three and six months ended June 30, 2014 and 2013 were as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Natural gas hedge
Net (gain) loss reclassified to earnings	(65)	302	$(82)	$1,104
Total before tax	(65)	302	(82)	1,104
Tax provision (benefit)	—	(113)	—	(414)
Net of Tax	(65)	189	$(82)	$690

We recognize net periodic pension cost, which includes amortization of net actuarial gains and losses, in selling, distribution and administrative expense and cost of sales, depending on the functional area of the underlying employees included in the plans.
Our derivative instruments primarily include foreign currency forward agreements related to certain forecasted inventory purchases from suppliers and usage of natural gas in production of finished goods. We recognize the realized gains and losses on derivative instruments in the same line item as the hedged transaction, cost of sales, or other (income) and expense.

Comprehensive Income (Loss)
Comprehensive income (loss), in addition to net income (loss), includes as income or loss, the following items, which if present are included in the equity section of the balance sheet: unrealized gains and losses on certain investments in debt and equity securities; foreign currency translation; gains and losses on derivative instruments designated as cash flow hedges; and pension and post-retirement liability adjustments. We disclose comprehensive loss in the consolidated statements of stockholders’ deficit. The components of accumulated other comprehensive loss consisted of the following as of December 31 (in thousands):

	2013	2012
Foreign currency translation adjustment	$(1,072)	$(1,239)
Pension and post-retirement adjustment (net of tax of $103 and $160)	2,757	(3,034)
Natural gas hedge losses (net of tax of ($25) and $735)	42	(1,225)
	$1,727	$(5,498)

The following table summarizes the changes in accumulated other comprehensive loss for the years ended December 31 (in thousands):

	Foreign Currency Translation	Pension and Other Post-retirement Benefit Plans	Natural Gas Hedges	Total Accumulated Other Comprehensive Loss
Balance at December 31, 2011	$(1,265)	$(900)	$(3,011)	$(5,176)
Other comprehensive income (loss) before reclassifications	26	(2,294)	(31)	(2,299)
Amounts reclassified from accumulated other comprehensive loss	—	—	1,082	1,082
Net period change	26	(2,294)	1,051	(1,217)
Tax effect	—	160	735	895
Balance at December 31, 2012	$(1,239)	$(3,034)	$(1,225)	$(5,498)
Other comprehensive income (loss) before reclassifications	167	5,688	81	5,936
Amounts reclassified from accumulated other comprehensive loss	—	—	1,211	1,211
Net period change	167	5,688	1,292	7,147
Tax effect	—	103	(25)	78
Balance at December 31, 2013	$(1,072)	$2,757	$42	$1,727